J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Equity Income Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Prospectuses and Summary Prospectuses dated February 28, 2014, as supplemented

Effective May 1, 2014, the portfolio manager information for JPMorgan Global Equity Income Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2011	Managing Director
James Davidson	2014	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The portfolio management team is led by Gerd Woort-Menker and James Davidson. Mr. Woort-Menker is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, he was head of the International Research group in London. Mr. Davidson is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 2013. Prior to joining the firm, Mr. Davidson was a Managing Director at Bank of America Merrill Lynch from 2007 to 2013.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

SUP-GEINC-514

J.P. MORGAN FUNDS

JPMorgan Total Emerging Markets Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Prospectuses and Summary Prospectuses dated February 28, 2014, as supplemented

Effective May 1, 2014, the portfolio manager information for JPMorgan Total Emerging Markets Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard Titherington	2011	Managing Director
Pierre-Yves Bareau	2011	Managing Director
Sebastian Luparia	2014	Managing Director
Joanne Baxter	2014	Executive Director
George Iwanicki, Jr.	2013	Managing Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The portfolio management team is led by Richard Titherington, Pierre-Yves Bareau, Sebastian Luparia, Joanne Baxter and George Iwanicki, Jr., each of whom contributes to the management of the Fund. Mr. Titherington, a Managing Director, has been an employee of JPMIM and its affiliates since 1986. Mr. Titherington is the chief investment officer and head of the Emerging Markets Equity Team. Mr. Bareau, a Managing Director of JPMIM. Before joining JPMIM in October 2009, Mr. Bareau was the Chief Investment Officer for Fortis Investments for emerging markets debt for more than 10 years. Mr. Luparia, a Managing Director, is a portfolio manager responsible for Global Emerging Markets portfolios. He was previously a regional portfolio manager for Latin America portfolios, with a specialisation in Brazil, within the Emerging Markets Equity Team. He joined the firm in 1996 and prior to joining the Emerging Markets Equity Team, he was a senior analyst for the Latin American Natural Resources, Cement and Construction sectors and global coordinator for the basic materials sector. Ms. Baxter, Executive Director, is a portfolio manager within the Emerging Markets Debt team in the Global Fixed Income, Currency & Commodities (GFICC) group. Based in London, she specializes in managing asset allocation and total return portfolios within EMD. Prior to joining the firm in 2010, Ms. Baxter served as a trader/ portfolio manager within the emerging markets debt team at Ashmore Group, specializing in CEEMEA credits. Mr. Iwanicki, Jr., a Managing Director, is a portfolio manager and the global macro strategist within the Emerging Markets Equity Team based in New York. An employee since 1992, Mr. Iwanicki is responsible for portfolio construction and chairs the Asset Allocation Committee.

The Statement of Additional Information provides additional information about the portfolio managers’, compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

SUP-TEM-514

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Equity Income Fund

JPMorgan Total Emerging Markets Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated May 1, 2014

to the Statement of Additional Information,

dated February 28, 2014, as supplemented

Effective May 1, 2014, the following sections replace the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Global Equity Income Fund and JPMorgan Total Emerging Markets Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Global Equity Income Fund
Gerd Woort-Menker	11	$9,904,987	5	$1,166,003	1	$78,075
James Davidson	0	0	0	0	0	0
Total Emerging Markets Fund
Richard Titherington	3	4,693,204	22	6,604,942	2	479,289
Pierre-Yves Bareau	3	750,560	23	62,435,267	23	6,646,956
Sebastian Luparia*	0	0	0	0	0	0
Joanne Baxter*	1	275,192	3	432,611	1	479,389
George Iwanicki, Jr.	3	853,309	14	3,963,665	16	6,776,705

*	As of March 31, 2014.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Global Equity Income Fund
Gerd Woort-Menker	0	$0	0	$0	0	$0
James Davidson	0	0	0	0	0	0
Total Emerging Markets Fund
Richard Titherington	0	0	5	829,568	1	447,066
Pierre-Yves Bareau	0	0	1	191,880	0	0
Sebastian Luparia*	0	0	0	0	0	0
Joanne Baxter*	0	0	1	83,100	0	0
George Iwanicki, Jr.	0	0	0	0	0	0

*	As of March 31, 2014.

SUP-SAI-INTEQ-514

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2013:

Aggregate Dollar Range of Securities in the Funds
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Equity Income Fund
Gerd Woort-Menker	X
James Davidson	X
Total Emerging Markets Fund
Richard Titherington	X
Pierre-Yves Bareau	X
Sebastian Luparia	X
Joanne Baxter	X
George Iwanicki, Jr.	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE